UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments

January 31, 2005				Face	Market
		Maturity		Amount	Value
	Coupon	Date		(000)	(000)

MUNICIPAL BONDS (98.0%)

Alabama (1.0%)
Alabama GO	5.25%	6/1/2012		$ 5,105	$ 5,680
Alabama GO	5.25%	6/1/2013		5,105	5,680
Alabama GO	5.25%	6/1/2014		5,155	5,720
Alabama GO	5.25%	6/1/2015		3,455	3,820
Alabama Special Care Fac. Financing Auth. VRDO	1.82%	2/7/2005		40,000	40,000
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005	(1)	19,890	20,040
Jefferson County AL Sewer Rev. (Capital Improvement)	5.00%	8/1/2012	(3)(Prere.)	15,040	16,730
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.83%	2/7/2005	(10)	5,300	5,300
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.83%	2/7/2005	(10)	25,000	25,000

					127,970

Alaska (0.3%)
Anchorage AK Electric Rev	8.00%	12/1/2011	(1)	5,395	6,915
Matanuska-Susitna Borough AK GO	5.50%	3/1/2012	(3)	6,000	6,751
North Slope Borough AK GO	0.00%	6/30/2010	(1)	8,000	6,658
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005		18,375	18,342

					38,666

Arizona (1.8%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2014		11,030	12,433
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2015		5,000	5,650
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2016		5,500	6,205
Arizona School Fac. Board Rev. COP	5.00%	9/1/2011	(1)	10,000	11,064
Arizona Transp. Board Highway Rev	6.00%	7/1/2010		25,000	28,737
Arizona Transp. Board Highway Rev	5.25%	7/1/2018		4,000	4,437
Arizona Transp. Board Highway Rev	5.25%	7/1/2019		4,110	4,554
Arizona Transp. Board Highway Rev	5.00%	7/1/2022		8,630	9,337
Arizona Transp. Board Highway Rev	5.00%	7/1/2023		8,180	8,816
Arizona Transp. Board Highway Rev	5.00%	7/1/2024		2,000	2,147
Maricopa County AZ Rev. (Samaritan Health Service)	7.15%	12/1/2005	(1)(ETM)	1,385	1,435
Maricopa County AZ USD	0.00%	1/1/2007	(3)	6,000	5,714
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2009	(4)	4,795	5,199
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2010	(4)	2,500	2,694
Phoenix AZ Civic Improvement Corp. Airport Rev	5.25%	7/1/2011	(4)	3,000	3,232
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2012	(3)	9,645	10,797
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2013	(3)	5,000	5,597
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2014	(3)	6,820	7,634
Phoenix AZ Civic Improvement Corp. Water System Rev	5.95%	7/1/2006	(Prere.)	6,600	6,929
Phoenix AZ Civic Improvement Corp. Water System Rev	5.50%	7/1/2014	(3)	4,215	4,775
Phoenix AZ GO	7.50%	7/1/2008		5,000	5,779
Phoenix AZ Highway Rev. GO	9.25%	7/1/2007		4,000	4,617
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.81%	2/11/2005		36,500	36,499
Tucson AZ GO	7.375%	7/1/2013		4,500	5,765
Tucson AZ USD	7.50%	7/1/2006	(3)	8,840	9,462
Yavapai County AZ IDA Solid Waste Disposal Project Rev. (Waste Management Inc.) PUT	4.625%	6/1/2005		13,500	13,569

					223,077

California (9.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.85%	2/7/2005	LOC	2,500	2,500
California Dept. of Veteran Affairs Rev	5.45%	12/1/2019	(2)	2,820	2,867
California GO	7.10%	6/1/2005		12,495	12,695
California GO	7.00%	10/1/2005	(1)	5,000	5,163
California GO	11.00%	3/1/2006		13,185	14,372
California GO	5.70%	8/1/2007		1,000	1,026
California GO	5.75%	8/1/2008	(3)	855	879
California GO	6.30%	9/1/2010		4,000	4,643
California GO	5.25%	10/1/2013	(1)	6,115	6,958
California GO	5.25%	2/1/2014		20,000	22,393
California GO	5.25%	11/1/2014		10,000	11,202
California GO	5.00%	3/1/2015		11,910	13,142
California GO	5.25%	11/1/2015		10,225	11,378
California GO	6.00%	4/1/2018		11,980	14,345
California GO	5.00%	12/1/2018		8,665	9,411
California GO	5.125%	11/1/2023		7,000	7,501
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2005	(1)	5,875	5,975
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2006	(1)	5,000	5,275
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2007	(1)	5,290	5,662
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.00%	3/1/2006		31,000	30,682
California Public Works Board Lease Rev. (Dept. of Corrections)	6.00%	1/1/2008	(2)	14,865	15,653
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2011		6,500	6,906
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2012		7,990	8,489
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	1/1/2015	(2)	5,000	5,238
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009		4,555	4,849
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010		6,635	7,063
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012		7,895	8,404
California Public Works Board Lease Rev. (Univ. of California)	6.10%	12/1/2005	(2)	6,515	6,534
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2012	(1)	8,000	9,176
California State Dept. of Water Resources Power Supply Rev	6.00%	5/1/2013		20,000	23,420
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2014	(2)	10,000	11,479
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2015	(2	61,875	70,259
California State Dept. of Water Resources Power Supply Rev	6.00%	5/1/2015		15,000	17,446
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2016	(2)	77,880	88,272
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2018	(2)	37,000	41,116
California State Dept. of Water Resources Power Supply Rev. VRDO	1.82%	2/7/2005	LOC	1,300	1,300
California State Econ. Recovery Bonds	5.00%	7/1/2015		93,700	103,780
California State Econ. Recovery Bonds	5.00%	7/1/2016		7,000	7,590
California State Econ. Recovery Bonds VRDO	1.83%	2/7/2005	LOC	2,855	2,855
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.00%	7/1/2009		2,965	3,196
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.90%	5/15/2008		73,000	76,825
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010		8,750	9,248
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008		30,000	29,564
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.70%	6/1/2009		55,000	58,197
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005		45,000	46,620
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.50%	11/1/2011	(1)	5,660	6,169
East Bay CA Muni. Util. Dist. Water System Rev	5.25%	6/1/2017	(1)	8,110	8,982
Fresno CA Sewer Rev	6.25%	9/1/2014	(2)	12,000	14,685
Long Beach CA Harbor Rev	5.75%	5/15/2013		7,630	8,520
Los Angeles CA Dept. of Water & Power Rev	5.25%	7/1/2015		20,000	22,165
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2011	(2)	5,865	6,550
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2012	(2)	6,190	6,937
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2013	(2)	6,535	7,304
Los Angeles CA USD GO	5.25%	7/1/2020	(4)	10,105	11,203
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.50%	7/1/2010	(4)	51,070	60,251
Metro. Water Dist. of Southern California Rev. VRDO	1.81%	2/7/2005		5,900	5,900
Northern California Power Agency (Hydroelectric Project)	6.10%	7/1/2005	(1)	5,575	5,669
Northern California Power Agency (Hydroelectric Project)	6.20%	7/1/2006	(1)	5,940	6,267
Northern California Power Agency (Hydroelectric Project)	6.25%	7/1/2007	(1)	6,685	7,292
Port of Oakland CA Rev	5.25%	11/1/2006	(3)	6,700	7,020
San Bernardino County CA Medical Center COP	5.50%	8/1/2005	(1)	10,000	10,172
San Bernardino County CA Medical Center COP	7.00%	8/1/2008	(1)	9,045	10,384
San Bernardino County CA Medical Center COP	7.00%	8/1/2009	(1)	9,705	11,441
San Bernardino County CA Medical Center COP	7.00%	8/1/2010	(1)	10,525	12,657
San Francisco CA City & County International Airport Rev	5.50%	5/1/2011	(1)	4,215	4,689
San Francisco CA City & County International Airport Rev	5.50%	5/1/2012	(1)	4,930	5,434
San Francisco CA City & County International Airport Rev	5.50%	5/1/2013	(1)	5,115	5,607
San Francisco CA City & County International Airport Rev	5.50%	5/1/2014	(1)	5,565	6,126
San Francisco CA City & County International Airport Rev	5.50%	5/1/2015	(1)	5,880	6,441
San Francisco CA City & County International Airport Rev	5.50%	5/1/2016	(1)	6,215	6,808
South Orange County CA Public Finance Auth. Rev	7.00%	9/1/2006	(1)	500	536
Univ. of California Rev. (Multiple Purpose Project)	9.25%	9/1/2005	(1)	5,000	5,206

					1,121,963

Colorado (3.4%)
Colorado Dept. of Transp. Rev	6.00%	6/15/2010	(2)(Prere.)	18,935	21,805
Colorado Dept. of Transp. Rev	6.00%	6/15/2010	(2)(Prere.)	10,000	11,516
Colorado Dept. of Transp. Rev	6.00%	6/15/2010	(2)(Prere.)	10,000	11,516
Colorado Dept. of Transp. Rev	6.00%	6/15/2010	(2)(Prere.)	20,000	23,031
Colorado Dept. of Transp. Rev	5.50%	6/15/2011	(1)(Prere.)	6,185	7,071
Colorado Dept. of Transp. Rev	5.50%	6/15/2011	(1)(Prere.)	20,795	23,772
Colorado Dept. of Transp. Rev	5.50%	6/15/2011	(1)(Prere.)*	25,185	28,791
Colorado Dept. of Transp. Rev	5.375%	6/15/2012	(Prere.)	8,500	9,715
Colorado Dept. of Transp. Rev	5.50%	6/15/2012	(1)	11,780	13,476
Colorado Dept. of Transp. Rev	5.50%	6/15/2013	(1)	14,500	16,706
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2013	(4)	5,185	5,857
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2014	(4)	5,500	6,213
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2009	(1)	2,965	3,196
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2010	(1)	1,740	1,881
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2011	(1)	3,415	3,680
Colorado Springs CO Util. System Rev	5.00%	11/15/2009		5,000	5,460
Colorado Springs CO Util. System Rev	5.375%	11/15/2012		12,620	14,187
Colorado Springs CO Util. System Rev	5.375%	11/15/2014		12,745	14,301
Denver CO City & County Airport Rev	5.50%	11/15/2010	(3)	10,000	11,086
Denver CO City & County Airport Rev	5.50%	11/15/2011	(3)	15,070	16,809
Denver CO City & County Airport Rev	6.00%	11/15/2011	(2)	14,895	16,764
Denver CO City & County Airport Rev	5.625%	11/15/2012	(3)	6,000	6,676
Denver CO City & County Airport Rev	6.00%	11/15/2012	(3)	10,460	11,680
Denver CO City & County Airport Rev	5.50%	11/15/2013	(3)	15,085	16,578
Denver CO City & County Airport Rev	5.50%	11/15/2014	(3)	35,820	39,169
Denver CO City & County Airport Rev	5.50%	11/15/2015	(3)	23,520	25,862
Denver CO City & County Airport Rev	5.50%	11/15/2016	(3)	10,000	10,996
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2010	(1)(Prere.)	8,100	6,068
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2011	(1)	8,000	6,306
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2011	(1)(ETM)	6,600	5,219
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2017	(1)	24,490	14,069
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019	(1)	15,100	7,835
Northern Colorado Water Conservation Dist. Rev	6.35%	12/1/2007	(2)	4,155	4,513

					421,804

Connecticut (1.8%)
Connecticut GO	5.30%	11/15/2006		1,290	1,306
Connecticut GO	5.40%	11/15/2007		685	693
Connecticut GO	5.00%	4/15/2008		4,510	4,837
Connecticut GO	5.25%	6/15/2008		7,000	7,584
Connecticut GO	5.00%	4/15/2009		6,810	7,401
Connecticut GO	5.375%	12/15/2010	(Prere.)	6,165	6,893
Connecticut GO	5.375%	6/15/2011	(Prere.)	5,000	5,599
Connecticut GO	5.125%	11/15/2011	(Prere.)	25,375	28,137
Connecticut GO	5.50%	12/15/2011	(1)	9,000	10,300
Connecticut GO	5.125%	11/15/2013		19,000	21,082
Connecticut GO	5.125%	11/15/2013		5,675	6,297
Connecticut GO	5.50%	12/15/2013		4,705	5,446
Connecticut GO	5.50%	12/15/2014		8,700	10,127
Connecticut GO	5.00%	6/1/2017	(1)	25,000	27,627
Connecticut GO	5.00%	12/1/2017	(1)	35,000	38,678
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010		12,000	14,165
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013	(4)	20,000	22,417
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.00%	11/1/2012	(4)	6,275	7,009

					225,598

Delaware (0.1%)
Univ. of Delaware Rev. VRDO	1.86%	2/1/2005		11,345	11,345

District of Columbia (1.2%)
District of Columbia GO	5.50%	6/1/2006	(4)	6,205	6,456
District of Columbia GO	5.50%	6/1/2007	(4)(ETM)	1,265	1,352
District of Columbia GO	5.50%	6/1/2007	(4)	2,195	2,340
District of Columbia GO	5.75%	6/1/2007	(2)	340	344
District of Columbia GO	5.20%	6/1/2008	(2)	4,390	4,718
District of Columbia GO	5.25%	6/1/2008	(1)	7,855	8,481
District of Columbia GO	5.25%	6/1/2008	(1)(ETM)	2,145	2,323
District of Columbia GO	5.50%	6/1/2008	(4)(ETM)	1,275	1,391
District of Columbia GO	5.50%	6/1/2008	(4)	3,725	4,052
District of Columbia GO	5.50%	6/1/2008	(2)	10,000	10,876
District of Columbia GO	5.30%	6/1/2009	(2)	4,600	4,960
District of Columbia GO	5.50%	6/1/2009	(4)(Prere.)	1,890	2,113
District of Columbia GO	5.50%	6/1/2010	(4)	15,000	16,786
District of Columbia GO	5.50%	6/1/2010	(2)	10,490	11,739
District of Columbia GO	5.75%	6/1/2010	(1)	15,465	17,495
District of Columbia GO	5.375%	6/1/2011	(2)	5,255	5,663
District of Columbia GO	6.00%	6/1/2011	(1)	6,550	7,570
District of Columbia GO	5.50%	6/1/2012	(4)	4,630	5,106
District of Columbia GO	0.00%	6/1/2013	(1)	10,945	7,901
District of Columbia GO	5.50%	6/1/2013	(2)	5,750	6,214
District of Columbia GO	0.00%	6/1/2014	(1)	16,650	11,400
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2007	(1)(ETM)	2,985	3,235
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2008	(1)(ETM)	3,160	3,502
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2010	(1)(ETM)	2,555	2,921
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2012	(1)(ETM)	2,995	3,498

					152,436

Florida (3.9%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009		15,885	17,252
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009		2,000	2,172
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010		21,330	23,049
Broward County FL School Board COP	5.75%	7/1/2005	(2)	5,445	5,528
Broward County FL School Board COP	5.25%	7/1/2020	(1)	4,155	4,577
Dade County FL School Board COP	5.375%	5/1/2006	(2)(Prere.)	4,775	5,002
Florida Board of Educ. Capital Outlay	6.50%	6/1/2005		5,000	5,073
Florida Board of Educ. Capital Outlay	6.00%	6/1/2006		6,605	6,922
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008		5,000	5,379
Florida Board of Educ. Capital Outlay	5.25%	1/1/2010		15,775	17,032
Florida Board of Educ. Capital Outlay	6.00%	6/1/2011		4,530	5,221
Florida Board of Educ. Capital Outlay	5.25%	6/1/2013		3,845	4,354
Florida Board of Educ. Public Educ	5.25%	6/1/2013	(4)	17,825	20,035
Florida Board of Educ. Public Educ	5.375%	6/1/2013		6,820	7,720
Florida Board of Educ. Public Educ	5.00%	6/1/2014		5,040	5,606
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2010	(3)	5,800	6,305
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2011	(3)	10,840	11,783
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2012	(3)	11,410	12,403
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2013	(3)	7,150	8,041
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013	(2)	10,875	12,357
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013	(3)	7,860	8,967
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2014	(1)	6,000	6,687
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2014	(3)	3,700	4,154
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2015	(1)	10,240	11,364
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015	(3)	5,000	5,550
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017	(3)	6,000	6,763
Florida Dept. of Environmental Protection & Preservation Rev	5.00%	7/1/2009	(1)	14,330	15,643
Florida Dept. of Environmental Protection & Preservation Rev	5.00%	7/1/2009	(4)	18,580	20,283
Florida Dept. of Environmental Protection & Preservation Rev	5.75%	7/1/2010	(3)	3,615	4,116
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/2013	(1)	7,645	8,660
Florida Dept. of Environmental Protection & Preservation Rev	5.50%	7/1/2013	(4)	11,920	13,739
Florida Dept. of Transp	5.25%	7/1/2015		4,000	4,394
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.00%	7/1/2012	(2)	11,500	13,552
Florida Muni. Power Agency Rev. (Stanton Project)	5.50%	10/1/2013	(4)	3,905	4,431
Florida Turnpike Auth. Rev	5.25%	7/1/2011	(3)	2,185	2,375
Florida Turnpike Auth. Rev	5.25%	7/1/2011	(4)	5,000	5,615
Florida Turnpike Auth. Rev	5.00%	7/1/2016	(4)	10,000	11,014
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2011	(3)	10,415	11,261
Hillsborough County FL School Board COP	5.50%	7/1/2014	(1)	4,370	5,043
Hillsborough County FL Util. Rev	5.50%	8/1/2013	(2)	10,000	11,533
Jacksonville FL Sales Taxes Rev	5.50%	10/1/2013	(3)	3,045	3,516
Lakeland FL Electric & Water Rev	6.05%	10/1/2012	(4)	10,000	11,860
Lee County FL School Board COP	6.00%	8/1/2005	(4)	4,975	5,071
Miami-Dade County FL School Board COP	5.25%	8/1/2009	(2)	11,320	12,323
Miami-Dade County FL School Board COP	5.25%	8/1/2010	(2)	12,140	13,190
Orlando & Orange County FL Expressway Auth	5.00%	7/1/2008	(2)	11,745	12,653
Orlando & Orange County FL Expressway Auth	5.25%	7/1/2014	(2)	4,000	4,494
Orlando FL Util. Comm. Water & Electric Rev	5.25%	10/1/2013		10,000	11,362
Orlando FL Util. Comm. Water & Electric Rev	5.25%	10/1/2014		5,000	5,699
Palm Beach County FL School Board COP	6.00%	8/1/2006	(2)	6,480	6,825
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005	(2)	20,600	20,600
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.25%	12/1/2020		10,000	10,416
Tampa FL Health System Rev. (Catholic Healthcare East)	5.25%	11/15/2011	(1)	3,000	3,301

					482,265

Georgia (3.6%)
Atlanta GA Airport Fac. Rev	0.00%	1/1/2010	(1)	42,225	32,984
Atlanta GA Airport Fac. Rev	6.00%	1/1/2011	(3)	7,000	7,870
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012	(3)	7,500	8,442
Atlanta GA Airport Fac. Rev	6.25%	1/1/2014	(3)	5,000	5,656
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015	(3)	11,930	13,520
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016	(3)	5,000	5,664
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2010	(3)	10,000	11,292
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2011	(3)	10,000	11,383
Atlanta GA Water & Wastewater Rev. VRDO	1.90%	2/1/2005	(4)	1,000	1,000
Atlanta GA Water & Wastewater Rev. VRDO	1.85%	2/7/2005	(4)	24,000	24,000
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008		37,375	39,168
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.91%	2/1/2005	(2)	13,600	13,600
Fulton County GA COP	5.75%	11/1/2011	(2)	6,000	6,842
Fulton County GA COP	6.00%	11/1/2012	(2)	5,985	6,920
Fulton County GA COP	6.00%	11/1/2013	(2)	6,325	7,313
Fulton County GA COP	6.00%	11/1/2014	(2)	4,675	5,405
Fulton County GA School Dist. GO	6.375%	5/1/2010		15,000	16,923
Georgia GO	6.50%	7/1/2005		5,000	5,091
Georgia GO	7.25%	9/1/2005		3,630	3,737
Georgia GO	7.00%	11/1/2005		15,670	16,228
Georgia GO	6.25%	4/1/2006		12,200	12,750
Georgia GO	7.25%	9/1/2006		7,860	8,447
Georgia GO	7.00%	11/1/2006		16,780	18,086
Georgia GO	6.25%	8/1/2007		5,500	5,997
Georgia GO	6.75%	8/1/2007		6,100	6,717
Georgia GO	7.40%	8/1/2007		11,200	12,507
Georgia GO	7.00%	11/1/2007		17,960	20,062
Georgia GO	7.40%	8/1/2008		5,900	6,820
Georgia GO	7.10%	9/1/2009		7,900	9,319
Georgia GO	7.45%	1/1/2010		4,000	4,815
Georgia GO	6.25%	8/1/2010		7,800	9,086
Georgia GO	6.75%	9/1/2010		8,000	9,528
Georgia GO	5.70%	7/1/2011		4,470	5,150
Georgia GO	5.75%	9/1/2011		2,500	2,894
Georgia GO	5.40%	4/1/2013		7,525	8,654
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014		9,385	10,563
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015		8,775	9,852
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016		9,000	10,086
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.85%	2/7/2005	LOC	16,000	16,000
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.65%	1/1/2008	(1)	9,220	10,230

					440,601

Hawaii (2.3%)
Hawaii Airport System Rev	5.75%	7/1/2010	(3)	10,780	12,035
Hawaii Airport System Rev	6.375%	7/1/2012	(3)	9,140	10,551
Hawaii Airport System Rev	6.90%	7/1/2012	(ETM)	20,195	23,691
Hawaii Airport System Rev	5.75%	7/1/2013	(3)	23,000	25,518
Hawaii Airport System Rev	5.75%	7/1/2014	(3)	12,510	13,993
Hawaii Airport System Rev	5.75%	7/1/2015	(3)	19,450	21,638
Hawaii GO	6.00%	12/1/2009	(3)	3,550	4,038
Hawaii GO	5.875%	10/1/2010	(1)(Prere.)	2,000	2,295
Hawaii GO	6.00%	11/1/2010	(4)	10,000	11,536
Hawaii GO	5.75%	10/1/2011	(1)	2,210	2,510
Hawaii GO	5.375%	8/1/2012	(3)	14,200	15,962
Hawaii GO	5.375%	8/1/2012	(3)	14,490	16,261
Hawaii GO	5.625%	9/1/2012	(4)	5,000	5,592
Hawaii GO	5.75%	10/1/2012	(1)	2,130	2,412
Hawaii GO	5.375%	8/1/2013	(3)	16,595	18,572
Hawaii GO	5.375%	8/1/2013	(3)	14,700	16,451
Hawaii GO	5.375%	8/1/2014	(3)	11,650	13,038
Hawaii GO	5.375%	8/1/2014	(3)	17,985	20,128
Hawaii GO	5.75%	2/1/2015	(4)	5,000	5,886
Hawaii GO	5.00%	10/1/2021	(1)	16,675	18,098
Hawaii GO	5.00%	10/1/2022	(1)	7,000	7,562
Hawaii GO	5.00%	10/1/2023	(1)	5,000	5,385
Honolulu HI City & County GO	5.75%	1/1/2006		10	10
Honolulu HI City & County GO	6.00%	1/1/2008		5	5
Honolulu HI City & County GO	8.00%	10/1/2009	(ETM)	3,620	4,422

					277,589

Illinois (4.9%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2012	(3)	26,000	20,094
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2013	(3)	32,670	23,989
Chicago IL Board of Educ. VRDO	1.83%	2/7/2005	(4)	24,650	24,650
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2013		5,540	6,107
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2014		13,425	14,698
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2015		7,150	7,780
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2017		15,715	17,047
Chicago IL Metro. Water Reclamation Dist. GO	6.25%	12/1/2005	(Prere.)	15,000	15,510
Chicago IL Metro. Water Reclamation Dist. GO	5.90%	12/1/2006		4,450	4,724
Chicago IL Metro. Water Reclamation Dist. GO	6.10%	12/1/2006		5,300	5,458
Chicago IL Metro. Water Reclamation Dist. GO	6.05%	12/1/2009		3,000	3,412
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2009	(2)	15,890	17,255
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2014	(2)	13,540	14,809
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.80%	5/1/2007		63,000	25,751
Chicago IL Water Rev	5.50%	11/1/2011	(2)(Prere.)	3,595	4,094
Chicago IL Water Rev	5.50%	11/1/2011	(2)(Prere.)	4,035	4,595
Chicago IL Water Rev	5.50%	11/1/2011	(2)(Prere.)	3,200	3,644
Chicago IL Water Rev	5.50%	11/1/2011	(2)(Prere.)	2,000	2,278
Chicago IL Water Rev	0.00%	11/1/2014	(2)	7,460	5,006
Chicago IL Water Rev	0.00%	11/1/2015	(2)	7,555	4,793
Chicago IL Water Rev. VRDO	1.84%	2/7/2005	(1)	70,000	70,000
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.40%	12/1/2006	(2)	25,000	25,774
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.85%	2/1/2007		10,000	10,470
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.05%	1/1/2010		9,750	10,265
Illinois GO	5.00%	10/1/2010		9,000	9,894
Illinois GO	5.375%	7/1/2012	(1)(Prere.)	5,500	6,241
Illinois GO	5.25%	10/1/2012		14,000	15,744
Illinois GO	5.50%	8/1/2013	(1)	14,005	16,108
Illinois GO	5.375%	7/1/2014	(1)	5,000	5,613
Illinois GO	5.25%	10/1/2014		40,000	44,874
Illinois GO	5.50%	8/1/2017	(1)	7,500	8,461
Illinois GO	5.50%	8/1/2018	(1)	6,000	6,769
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2010	(1)	5,000	5,405
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2011	(1)	4,000	4,311
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2012	(1)	4,280	4,612
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.90%	2/1/2005	LOC	7,000	7,000
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2005	(2)	4,500	4,600
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2005	(2)	720	736
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2008	(2)	945	1,131
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2008	(2)	5,895	7,056
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2009	(2)	1,030	1,283
Illinois Regional Transp. Auth. Rev	9.00%	6/1/2009	(2)	3,225	4,016
Illinois Sales Tax Rev	6.125%	6/15/2010	(Prere.)	4,250	4,900
Illinois Sales Tax Rev	6.125%	6/15/2014		6,850	7,855
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	7.25%	6/15/2005	(2)(ETM)	6,225	6,345
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	7.25%	6/15/2005	(2)(ETM)	2,105	2,145
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	7.25%	6/15/2005	(2)(ETM)	6,395	6,518
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	7.25%	6/15/2005	(2)	275	280
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.75%	6/1/2010	(2)	25,000	28,913
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2016	(1)	8,330	5,014
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	6/15/2019	(3)	39,340	20,694
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2039	(1)	60,945	10,648
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.00%	4/1/2016	(1)	15,270	9,483

					598,852

Indiana (0.1%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010	(1)	4,500	5,083

Kansas (0.1%)
Kansas Dept. of Transp. Highway Rev. VRDO	1.83%	2/7/2005		8,400	8,400

Kentucky (1.1%)
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.00%	6/29/2005		24,500	24,587
Kentucky Property & Building Comm. Rev	5.25%	11/1/2005	(Prere.)	2,500	2,607
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010	(Prere.)	6,135	7,001
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010	(Prere.)	3,500	3,994
Kentucky Property & Building Comm. Rev	5.25%	8/1/2011	(4)(Prere.)	9,725	10,911
Kentucky Property & Building Comm. Rev	5.25%	8/1/2011	(4)(Prere.)	11,815	13,256
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011	(1)(Prere.)	5,000	5,654
Kentucky Property & Building Comm. Rev	5.50%	8/1/2012	(4)	10,000	11,439
Kentucky Property & Building Comm. Rev	5.25%	8/1/2013	(4)	27,540	30,604
Kentucky Property & Building Comm. Rev	5.25%	8/1/2015	(4)	15,480	17,138
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.75%	7/1/2012	(4)	4,495	5,052
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.75%	7/1/2013	(4)	4,755	5,316

					137,559

Louisiana (0.8%)
Louisiana GO	7.75%	8/1/2006	(1)	10,970	11,826
Louisiana GO	5.25%	4/15/2008	(4)(Prere.)	11,395	12,417
Louisiana GO	5.75%	11/15/2010	(3)(Prere.)	18,825	21,524
Louisiana GO	5.75%	11/15/2010	(3)(Prere.)	17,865	20,426
Louisiana GO	5.75%	11/15/2010	(3)(Prere.)	8,500	9,719
Louisiana GO	5.50%	5/15/2012	(3)	12,660	14,273
Louisiana GO	5.50%	5/15/2013	(3)	5,345	6,010
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2011	(1)	4,990	5,405

					101,600

Maryland (0.4%)
Maryland GO	5.50%	7/15/2009		16,490	18,389
Maryland GO	5.50%	3/1/2016		8,035	9,436
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.00%	7/1/2015		3,915	4,226
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.00%	7/1/2016		2,980	3,197
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2020		4,000	4,499
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.00%	6/1/2013		7,800	8,763

					48,510

Massachusetts (7.2%)
Boston MA Water & Sewer Comm. Rev	5.75%	11/1/2013		5,785	6,568
Chelsea MA GO	5.50%	6/15/2009	(2)	3,000	3,335
Chelsea MA GO	5.50%	6/15/2011	(2)	5,000	5,470
Chelsea MA GO	5.50%	6/15/2012	(2)	5,000	5,470
Massachusetts Bay Transp. Auth. Rev	5.50%	7/1/2021		6,840	8,066
Massachusetts Bay Transp. Auth. Rev	5.50%	7/1/2024		10,525	12,422
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013	(1)	16,670	18,916
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014	(1)	7,340	8,266
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015	(1)	8,310	9,305
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016	(1)	3,500	3,910
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.83%	2/7/2005		3,000	3,000
Massachusetts GAN	5.125%	6/15/2010		10,755	11,690
Massachusetts GAN	5.25%	6/15/2010		23,675	25,842
Massachusetts GAN	5.125%	12/15/2010		5,000	5,435
Massachusetts GAN	5.25%	12/15/2010		26,275	28,705
Massachusetts GAN	5.125%	6/15/2011		8,555	9,299
Massachusetts GAN	5.25%	6/15/2011		15,000	16,387
Massachusetts GAN	5.25%	12/15/2011		14,820	16,190
Massachusetts GAN	5.75%	12/15/2011		20,000	22,714
Massachusetts GAN	5.75%	6/15/2012		11,280	12,772
Massachusetts GAN	5.125%	12/15/2012		5,000	5,435
Massachusetts GAN	5.125%	6/15/2013		5,000	5,435
Massachusetts GAN	5.75%	6/15/2013		10,000	11,323
Massachusetts GO	5.125%	11/1/2006	(Prere.)	10,500	11,078
Massachusetts GO	6.00%	2/1/2010	(Prere.)	5,450	6,233
Massachusetts GO	5.75%	6/1/2010	(Prere.)	10,000	11,356
Massachusetts GO	5.50%	11/1/2016		25,000	28,919
Massachusetts GO	5.50%	11/1/2016	(1)	75,000	86,989
Massachusetts GO	5.50%	11/1/2016	(2)	50,000	57,992
Massachusetts GO	5.50%	11/1/2017	(1)	20,000	23,299
Massachusetts GO	5.50%	11/1/2017	(4)	7,000	8,155
Massachusetts GO	5.50%	10/1/2018		10,000	11,613
Massachusetts GO	5.25%	8/1/2021		10,000	11,408
Massachusetts GO	5.25%	8/1/2021	(2)	19,985	22,929
Massachusetts GO	5.25%	8/1/2022		20,000	22,825
Massachusetts GO	5.25%	8/1/2023		20,000	22,794
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2009	(1)	4,215	4,554
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2010	(1)	4,440	4,805
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2011	(1)	4,670	5,038
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2012	(1)	1,850	1,996
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.50%	7/1/2012		10,000	11,357
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020		1,810	1,860
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.75%	7/1/2028		2,640	2,679
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005		14,780	14,932
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.25%	7/1/2012	(1)	22,865	25,617
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.25%	7/1/2013	(1)	20,000	22,290
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2012	(2)	7,000	7,504
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2013	(2)	6,730	7,218
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2014	(2)	3,540	3,797
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2019	(3)	5,000	5,720
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2021	(3)	8,685	9,623
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008	(Prere.)	2,565	2,801
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008	(Prere.)	2,360	2,577
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009		435	472
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009	(Prere.)	970	1,109
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009	(Prere.)	1,510	1,726
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009	(Prere.)	1,165	1,331
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2009	(Prere.)	1,165	1,331
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2010		3,835	4,356
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011	(ETM)	6,475	7,265
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011		830	903
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2011		3,180	3,612
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2012		295	321
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2012		4,945	5,617
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2013		3,835	4,356
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014		140	152
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2020		27,360	31,557
Massachusetts Water Pollution Abatement Trust	5.25%	2/1/2021		6,955	8,002
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2021		11,805	13,621
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2010		30,220	35,383
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019		37,515	46,163

					883,190

Michigan (2.6%)
Detroit MI Sewer System Rev	5.25%	7/1/2005	(1)(Prere.)	4,000	4,092
Detroit MI Sewer System Rev	0.00%	7/1/2016	(3)	7,500	4,638
Detroit MI Sewer System Rev. VRDO	1.85%	2/7/2005	(3)	5,900	5,900
Detroit MI Water Supply System VRDO	1.84%	2/7/2005	(3)	3,695	3,695
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2006	(2)	10,175	10,857
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2006	(2)	13,500	14,405
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2007	(2)	6,070	6,656
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2007	(2)	5,000	5,482
Michigan Building Auth. Rev	5.375%	10/15/2007	(Prere.)	5,880	6,370
Michigan Building Auth. Rev	6.00%	10/15/2007	(ETM)	9,000	9,813
Michigan Building Auth. Rev	5.50%	10/15/2012		6,695	7,526
Michigan Building Auth. Rev	5.50%	10/15/2012		8,440	9,488
Michigan Building Auth. Rev	5.25%	10/15/2013		2,500	2,730
Michigan Building Auth. Rev	5.25%	10/15/2013	(4)	12,000	13,609
Michigan Building Auth. Rev	5.50%	10/15/2013		6,000	6,753
Michigan Building Auth. Rev	5.50%	10/15/2013		6,010	6,764
Michigan Building Auth. Rev	5.25%	10/15/2014	(4)	15,000	16,892
Michigan Building Auth. Rev	5.50%	10/15/2014		10,000	11,255
Michigan Building Auth. Rev	5.25%	10/15/2015	(4)	22,445	25,155
Michigan Building Auth. Rev	5.50%	10/15/2015		5,000	5,644
Michigan Building Auth. Rev	5.25%	10/15/2016	(4)	9,000	10,051
Michigan GO	5.50%	11/1/2009	(Prere.)	5,120	5,709
Michigan GO	5.50%	11/1/2009	(Prere.)	5,395	6,016
Michigan GO	5.50%	12/1/2013		6,125	7,103
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.50%	10/1/2006	(ETM)	3,340	3,509
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.50%	10/1/2007	(ETM)	3,910	4,205
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.30%	10/1/2011	(ETM)	10,840	11,902
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013	(ETM)	4,000	4,399
Michigan Housing Dev. Auth. Rev. VRDO	1.83%	2/7/2005	(1)	9,500	9,500
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.75%	10/1/2010	(Prere.)	10,390	11,950
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010	(Prere.)	7,680	8,883
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010	(Prere.)	10,740	12,422
Univ. of Michigan Hosp. Rev. VRDO	1.90%	2/1/2005		3,405	3,405
Wayne Charter County MI Airport Rev	5.25%	12/1/2010	(1)	12,000	12,865
Wayne Charter County MI Airport Rev	5.25%	12/1/2011	(1)	10,845	11,647
Wayne Charter County MI Airport Rev	5.25%	12/1/2012	(1)	15,270	16,399

					317,689

Minnesota (0.3%)
Minnesota GO	5.00%	8/1/2008		12,965	13,996
Northern Minnesota Muni. Power Agency Electric System Rev	5.25%	1/1/2012	(4)	6,000	6,611
Western Minnesota Muni. Power Agency	5.375%	1/1/2008	(2)	5,645	5,899
Western Minnesota Muni. Power Agency	5.50%	1/1/2010	(2)	14,045	14,713

					41,219

Mississippi (1.1%)
Mississippi GO	5.25%	5/1/2005	(Prere.)	5,805	5,852
Mississippi GO	7.00%	5/1/2005		4,840	4,898
Mississippi GO	6.50%	9/1/2006		5,125	5,449
Mississippi GO	6.00%	12/1/2006		6,380	6,789
Mississippi GO	6.00%	11/1/2009	(Prere.)	9,225	10,503
Mississippi GO	6.00%	11/1/2009	(Prere.)	9,725	11,072
Mississippi GO	5.75%	11/1/2010	(Prere.)	7,860	8,981
Mississippi GO	5.75%	11/1/2010	(Prere.)	5,205	5,948
Mississippi GO	5.75%	11/1/2010	(Prere.)	5,540	6,330
Mississippi GO	5.75%	11/1/2010	(Prere.)	4,665	5,331
Mississippi GO	5.75%	11/1/2010	(Prere.)	4,825	5,513
Mississippi GO	5.75%	12/1/2011		6,000	6,935
Mississippi GO	5.50%	9/1/2012	(4)	5,000	5,731
Mississippi GO	5.50%	12/1/2016		8,435	9,888
Mississippi GO	5.50%	12/1/2017		4,000	4,703
Mississippi GO	5.25%	11/1/2022		8,245	9,534
Mississippi GO VRDO	1.83%	2/7/2005		19,100	19,100

					132,557

Missouri (0.7%)
Missouri Board Public Building Special Obligation Rev	5.25%	10/15/2009		10,640	11,749
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.50%	7/1/2012		4,190	4,764
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.50%	7/1/2013		5,250	6,026
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2012	(4)	3,365	3,773
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2013	(4)	3,580	3,990
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2014	(4)	3,780	4,191
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2013		3,000	3,396
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2014		3,430	3,883
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2016		2,000	2,250
Missouri Highways & Transp. Comm. Road Rev	5.25%	2/1/2017		11,410	12,596
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013	(1)	11,560	12,975
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014	(1)	10,260	11,447

					81,040

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2009	(1)	3,330	3,589
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2010	(1)	2,445	2,643
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2011	(1)	4,980	5,367
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2012	(1)	2,725	2,937

					14,536

Nebraska (0.8%)
Nebraska Public Power Dist. Rev	5.25%	1/1/2008	(1)(Prere.)	6,130	6,642
Nebraska Public Power Dist. Rev	5.25%	1/1/2008	(1)(Prere.)	3,980	4,312
Nebraska Public Power Dist. Rev	5.25%	1/1/2008	(1)(Prere.)	41,000	44,424
Nebraska Public Power Dist. Rev	5.25%	1/1/2010	(1)	26,500	28,542
Nebraska Public Power Dist. Rev	5.25%	1/1/2011	(1)	3,870	4,168
Nebraska Public Power Dist. Rev	5.25%	1/1/2012	(1)	1,020	1,099
Nebraska Public Power Dist. Rev	5.25%	1/1/2013	(1)	10,565	11,379

					100,566

Nevada (2.4%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010	(1)	8,470	9,160
Clark County NV Airport Improvement Rev	5.25%	7/1/2012	(1)	4,225	4,551
Clark County NV GO	7.50%	6/1/2006	(2)	3,575	3,810
Clark County NV GO	5.50%	12/1/2006	(3)(Prere.)	6,365	6,779
Clark County NV GO	5.60%	12/1/2006	(3)(Prere.)	7,175	7,655
Clark County NV GO	5.625%	12/1/2006	(3)(Prere.)	7,450	7,951
Clark County NV GO	8.00%	6/1/2008	(2)	5,285	6,152
Clark County NV GO	8.00%	6/1/2008	(2)	4,590	5,343
Clark County NV GO	7.50%	6/1/2009	(2)	5,710	6,756
Clark County NV GO	7.50%	6/1/2009	(2)	1,115	1,319
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010	(1)	6,435	6,960
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011	(1)	9,445	10,215
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012	(1)	8,295	8,971
Clark County NV School Dist. GO	5.70%	6/15/2005	(1)(Prere.)	10,825	11,078
Clark County NV School Dist. GO	5.875%	6/15/2005	(1)(Prere.)	9,275	9,498
Clark County NV School Dist. GO	5.875%	6/15/2005	(1)(Prere.)	14,485	14,833
Clark County NV School Dist. GO	5.60%	6/15/2006	(3)(Prere.)	9,640	10,154
Clark County NV School Dist. GO	5.90%	6/15/2006	(3)(Prere.)	10,000	10,573
Clark County NV School Dist. GO	5.50%	6/15/2007	(3)(Prere.)	16,325	17,613
Clark County NV School Dist. GO	5.625%	6/15/2007	(3)(Prere.)	10,000	10,818
Clark County NV School Dist. GO	5.375%	6/15/2016	(1)	28,385	31,699
Clark County NV School Dist. GO	5.375%	6/15/2017	(1)	29,765	33,240
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024		5,000	5,307
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2011	(2)	10,000	11,315
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2012	(2)	5,000	5,658
Las Vegas NV Convention & Visitors Auth	6.00%	7/1/2014	(2)	4,500	5,092
Nevada GO	6.00%	5/15/2010		6,680	7,615
Nevada GO	5.25%	5/15/2011		6,000	6,449
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2012	(4)	5,335	6,007
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2013	(4)	4,790	5,393

					287,964

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021		25,800	27,026
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021	(2)	21,600	23,200
New Hampshire IDA	5.90%	8/1/2018		7,000	7,366

					57,592

New Jersey (8.0%)
Essex County NJ Improvement Auth. Rev	5.50%	10/1/2024	(1)	6,000	7,072
Essex County NJ Solid Waste Util. Auth	5.50%	4/1/2006	(4)(Prere.)	3,000	3,169
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.85%	12/1/2009		4,000	4,517
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	2.15%	2/10/2005	LOC	30,100	30,102
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.00%	7/1/2008	(1)	17,000	18,308
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.00%	7/1/2010	(1)	26,045	28,658
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018		25,000	26,665
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019		14,000	14,915
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2024		12,000	12,576
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.50%	5/1/2008	(4)	10,520	11,461
New Jersey GO	6.00%	7/15/2006		3,300	3,471
New Jersey GO	5.50%	8/1/2011		3,500	3,972
New Jersey GO	5.25%	7/1/2014	(4)	25,000	28,397
New Jersey GO	5.25%	7/1/2015	(4)	50,000	57,112
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.82%	2/7/2005	LOC	12,500	12,500
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2010	(1)	8,050	8,780
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2011	(1)	8,230	8,976
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2012	(1)	2,000	2,170
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2014	(1)	2,850	3,092
New Jersey Sports & Exposition Auth. Rev. VRDO	1.78%	2/7/2005	(1)	2,000	2,000
New Jersey TRAN	3.00%	6/24/2005		35,000	35,119
New Jersey Transp. Corp. COP	5.50%	9/15/2010	(2)	12,500	14,036
New Jersey Transp. Corp. COP	5.75%	9/15/2010	(2)	15,000	16,691
New Jersey Transp. Corp. COP	5.75%	9/15/2010	(2	25,000	28,504
New Jersey Transp. Corp. COP	5.75%	9/15/2010	(2)(Prere.)	28,470	32,460
New Jersey Transp. Corp. COP	5.50%	9/15/2011	(2)(Prere.)	45,000	50,956
New Jersey Transp. Corp. COP	5.25%	9/15/2015	(2)	10,000	11,300
New Jersey Transp. Corp. COP	5.50%	9/15/2015	(2)	5,000	5,759
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2005	(1)(Prere.)	990	1,022
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2005	(2)	11,310	11,471
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2005	(2)	5,000	5,080
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2007	(Prere.)	34,660	38,119
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2007	(Prere.)	37,000	40,693
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2011	(1)(ETM)	7,510	8,945
New Jersey Transp. Trust Fund Auth. Rev	6.50%	6/15/2011	(1)	12,490	14,805
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011	(1)(Prere.)	19,720	23,067
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011	(1)(Prere.)	10,280	12,025
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011	(1)(Prere.)	30,000	35,092
New Jersey Transp. Trust Fund Auth. Rev	6.00%	12/15/2011	(1)(Prere.)	20,000	23,394
New Jersey Transp. Trust Fund Auth. Rev	7.00%	6/15/2012	(1)(ETM)	7,510	9,278
New Jersey Transp. Trust Fund Auth. Rev	7.00%	6/15/2012	(1)	12,490	15,358
New Jersey Transp. Trust Fund Auth. Rev	5.25%	6/15/2014	(3)(Prere.)	16,400	18,687
New Jersey Transp. Trust Fund Auth. Rev	5.50%	12/15/2020	(3)	83,500	97,893
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2024	(3)	25,000	30,138
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.87%	2/7/2005	(1)**	19,980	19,980
New Jersey Turnpike Auth. Rev	4.75%	1/1/2006	(ETM)	15	15
New Jersey Turnpike Auth. Rev	6.50%	1/1/2009	(2)(ETM)	23,200	26,400
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010	(1)(Prere.)	12,775	14,347
New Jersey Turnpike Auth. Rev	5.75%	1/1/2010	(1)(ETM)	7,475	8,437
New Jersey Turnpike Auth. Rev	5.75%	1/1/2010	(1)	27,745	31,289
New Jersey Turnpike Auth. Rev	5.625%	1/1/2015	(1)	3,440	3,822
New Jersey Turnpike Auth. Rev	5.50%	1/1/2025	(2)	5,000	5,901
New Jersey Turnpike Auth. Rev. VRDO	1.82%	2/7/2005	(4)	2,400	2,400
Rutgers State Univ. New Jersey	6.40%	5/1/2013		4,675	5,447

					985,843

New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev	5.25%	6/15/2021	(1)	28,000	31,175
New Mexico Highway Comm. Tax Rev	5.75%	6/15/2010	(Prere.)	16,310	18,512
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010	(Prere.)	12,780	14,663

					64,350

New York (10.2%)
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2023	(4)	7,000	8,127
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2024	(4)	3,750	4,350
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2025	(4)	3,000	3,468
Long Island NY Power Auth. Electric System Rev	5.50%	12/1/2009	(2)	6,000	6,684
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2012	(1)	25,195	27,116
Long Island NY Power Auth. Electric System Rev	5.25%	6/1/2012		40,505	44,879
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.00%	1/1/2012	(1	8,100	8,977
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.50%	10/1/2010	(1)(Prere.)	4,500	5,090
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.83%	2/7/2005	(4)(Prere.)	63,900	63,900
Metro. New York Transp. Auth. Rev. (Service Contract)	0.00%	7/1/2011	(ETM)	21,200	17,206
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.00%	7/1/2009	(2)(ETM)	10,000	11,245
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012	(4)(Prere.)	3,290	3,671
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012	(4)(Prere.)	5,030	5,613
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2012	(1)	5,530	6,339
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2015	(2)	45,130	51,234
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.25%	7/1/2009	(4)(ETM)	20,000	22,008
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2006	(ETM)	7,000	7,358
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007	(Prere.)	10,000	11,026
Muni. Assistance Corp. for New York City NY	5.00%	7/1/2008	(ETM)	10,000	10,783
New York City NY GO	7.00%	8/1/2005		6,500	6,653
New York City NY GO	8.00%	4/1/2006	(2)	5,955	6,330
New York City NY GO	5.90%	8/1/2006	(Prere.)	2,230	2,380
New York City NY GO	5.90%	8/1/2006	(Prere.)	2,880	3,073
New York City NY GO	6.00%	8/1/2006	(Prere.)	3,740	3,997
New York City NY GO	6.00%	8/1/2006	(Prere.)	5,335	5,701
New York City NY GO	5.70%	8/1/2007		9,800	10,358
New York City NY GO	5.90%	8/1/2009		3,245	3,439
New York City NY GO	5.25%	8/1/2010		27,000	29,647
New York City NY GO	5.90%	8/1/2010		2,520	2,671
New York City NY GO	5.25%	8/1/2011		30,000	33,152
New York City NY GO	6.00%	8/1/2011		265	281
New York City NY GO	6.00%	8/1/2012		260	276
New York City NY GO	5.875%	8/15/2012	(3)	7,000	7,447
New York City NY GO	5.25%	8/1/2013		18,015	20,098
New York City NY GO	5.75%	8/1/2013	(2)	8,500	9,786
New York City NY GO	5.75%	8/1/2015	(2)	38,000	43,705
New York City NY GO VRDO	1.90%	2/1/2005	(4)	7,900	7,900
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2019		7,500	8,355
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.90%	2/1/2005	(3)	5,100	5,100
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.90%	2/1/2005	(3)	25,950	25,950
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.92%	2/1/2005		11,900	11,900
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.92%	2/1/2005		16,800	16,800
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2024	(1)	12,500	13,445
New York City NY Sales Tax Asset Receivable Corp.	5.00%	10/15/2025	(1)	12,000	12,847
New York City NY Transitional Finance Auth. Rev	5.00%	5/15/2008	(Prere.)	6,375	6,918
New York City NY Transitional Finance Auth. Rev	5.00%	5/15/2008	(Prere.)	3,550	3,852
New York City NY Transitional Finance Auth. Rev	5.50%	5/15/2008	(Prere.)	2,000	2,202
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009	(Prere.)	7,570	8,354
New York City NY Transitional Finance Auth. Rev	5.75%	8/15/2009	(3)(Prere.)	14,740	16,721
New York City NY Transitional Finance Auth. Rev	5.50%	2/15/2010	(Prere.)	3,500	3,956
New York City NY Transitional Finance Auth. Rev	5.75%	2/15/2010	(Prere.)	4,365	4,984
New York City NY Transitional Finance Auth. Rev	5.125%	11/1/2011		7,245	7,912
New York City NY Transitional Finance Auth. Rev	5.25%	11/15/2011		12,585	13,811
New York City NY Transitional Finance Auth. Rev	5.50%	2/15/2012		5,945	6,645
New York City NY Transitional Finance Auth. Rev	5.125%	11/1/2012		4,000	4,368
New York City NY Transitional Finance Auth. Rev	5.875%	11/1/2012		6,000	6,840
New York City NY Transitional Finance Auth. Rev	5.25%	11/15/2012		5,000	5,487
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013		14,000	15,566
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014		5,000	5,523
New York City NY Transitional Finance Auth. Rev	5.75%	2/15/2014		5,960	6,734
New York City NY Transitional Finance Auth. Rev	5.125%	11/15/2014	(3)	5,195	5,675
New York City NY Transitional Finance Auth. Rev	5.25%	8/1/2018	(2)	5,000	5,552
New York City NY Transitional Finance Auth. Rev. Future Tax	5.25%	5/1/2009	(Prere.)	70	78
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	5/15/2009	(Prere.)	315	346
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/15/2010		9,685	10,504
New York City NY Transitional Finance Auth. Rev. Future Tax	5.25%	5/1/2012		3,405	3,735
New York City NY Transitional Finance Auth. Rev. VRDO	1.82%	2/7/2005		1,800	1,800
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005		500	500
New York City NY Transitional Finance Auth. Rev. VRDO	1.90%	2/1/2005		6,600	6,600
New York City NY Transitional Finance Auth. Rev. VRDO	1.90%	2/1/2005		22,100	22,100
New York State Dormitory Auth. Rev. (City Univ.)	6.45%	7/1/2005	(ETM)	1,500	1,527
New York State Dormitory Auth. Rev. (City Univ.)	5.50%	7/1/2013	(1)	4,090	4,610
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013	(1)	11,500	13,463
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013	(1)	14,645	16,764
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.25%	7/1/2011		4,160	4,692
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.25%	7/1/2010	(1)	4,000	4,343
New York State Dormitory Auth. Rev. (Mental Health Services)	5.25%	8/15/2008	(1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.25%	2/15/2011	(1)	7,365	7,973
New York State Dormitory Auth. Rev. (Second Hosp.)	5.00%	2/15/2010	(4)	4,500	4,844
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011	(2)	6,000	6,477
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011	(2)	4,040	4,361
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011	(4)	6,285	6,784
New York State Dormitory Auth. Rev. (State Univ.)	5.80%	5/15/2005		5,400	5,455
New York State Dormitory Auth. Rev. (Univ. System)	5.25%	7/1/2017	(1)	14,500	15,734
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.25%	7/1/2010	(2	3,920	4,327
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.25%	7/1/2011	(2	3,610	3,975
New York State Local Govt. Assistance Corp. VRDO	1.75%	2/7/2005	LOC	2,700	2,700
New York State Power Auth. Rev	5.25%	11/15/2017		20,710	23,086
New York State Power Auth. Rev	5.25%	11/15/2018		35,425	39,444
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.25%	4/1/2006	(1)	10,000	10,263
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.25%	4/1/2010	(4)	6,725	7,765
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2011	(3)	4,000	4,334
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2012	(3)	6,220	6,739
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2012	(1)	20,000	22,794
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2015	(2)	10,000	10,746
New York State Thruway Auth. Rev. (Personal Income Tax)	5.50%	3/15/2016	(1)	3,000	3,369
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.50%	3/15/2022	(1)	23,030	27,093
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.45%	11/15/2012		16,000	17,374
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006		10,000	10,592
Port Auth. of New York & New Jersey Rev	5.00%	8/1/2007		4,900	5,165
Port Auth. of New York & New Jersey Rev	5.50%	9/15/2008	(3)	5,810	6,106
Port Auth. of New York & New Jersey Rev	5.25%	7/15/2010		11,095	11,864
Port Auth. of New York & New Jersey Rev	5.00%	8/1/2015		10,000	10,572
Suffolk County NY Water Auth. Rev	6.80%	6/1/2012	(ETM)	10,660	12,571
Triborough Bridge & Tunnel Auth. New York Rev	6.60%	1/1/2010	(ETM)	55,325	63,825
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2012	(ETM)	19,645	21,816
Triborough Bridge & Tunnel Auth. New York Rev	6.00%	1/1/2012	(ETM)	12,000	13,830
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2017		20,000	22,266
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.82%	2/7/2005	(4)	4,000	4,000

					1,250,776

North Carolina (3.0%)
Charlotte NC Water & Sewer System Rev. VRDO	1.84%	2/7/2005		11,630	11,630
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.25%	10/1/2019		10,000	10,423
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011		25,000	27,068
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012		14,875	16,156
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013		25,000	27,259
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2014		15,000	16,566
North Carolina Eastern Muni. Power Agency Rev	5.30%	1/1/2015		4,000	4,302
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016		3,000	3,227
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017		4,700	5,036
North Carolina GO	5.25%	6/1/2011		10,375	11,675
North Carolina GO	5.00%	3/1/2020		28,000	30,627
North Carolina Muni. Power Agency Rev	5.25%	1/1/2009	(1)	8,500	9,267
North Carolina Muni. Power Agency Rev	5.25%	1/1/2014	(2)	26,585	29,660
North Carolina Muni. Power Agency Rev	5.25%	1/1/2016	(4)	10,000	11,120
North Carolina Muni. Power Agency Rev	5.25%	1/1/2017	(4)	15,290	17,003
North Carolina Muni. Power Agency Rev	5.25%	1/1/2018	(1)	69,720	77,474
North Carolina Muni. Power Agency Rev	5.25%	1/1/2019	(1)	38,600	42,794
North Carolina Muni. Power Agency Rev	5.25%	1/1/2020	(1)	10,000	11,061
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011	(Prere.)	2,380	2,720
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011	(Prere.)	1,970	2,251
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2013		1,500	1,702
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2014		1,240	1,407

					370,428

Ohio (3.2%)
Cincinnati OH GO	5.25%	12/1/2015	(4)	14,710	16,579
Cincinnati OH GO	5.25%	12/1/2016	(4)	9,185	10,315
Cincinnati OH GO	5.25%	12/1/2017	(4)	5,000	5,585
Cincinnati OH GO	5.25%	12/1/2018	(4)	8,150	9,086
Cleveland OH Airport System Rev	5.25%	1/1/2009	(4)	8,535	9,197
Cleveland OH Airport System Rev	5.25%	1/1/2010	(4)	9,010	9,788
Cleveland OH Airport System Rev	5.25%	1/1/2012	(4)	5,000	5,406
Cleveland OH GO	5.50%	8/1/2008	(1)	6,295	6,852
Cleveland OH Water Works Rev	6.00%	1/1/2006	(1)	2,100	2,172
Cleveland OH Water Works Rev	5.25%	1/1/2009	(4)	2,500	2,697
Cleveland OH Water Works Rev	5.25%	1/1/2010	(4)	7,000	7,539
Cleveland OH Water Works Rev	5.375%	1/1/2013	(4)	3,455	3,877
Cleveland OH Water Works Rev. VRDO	1.83%	2/7/2005	(4)	15,320	15,320
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.84%	2/7/2005	(1)	620	620
Kent State Univ. Ohio VRDO	1.85%	2/7/2005	(1)	13,225	13,225
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012		6,800	7,569
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013	(1)	3,000	3,263
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013		6,810	7,544
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014		6,000	6,608
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015		4,000	4,384
Montgomery County OH Rev. (Catholic Health Initiative)	5.00%	5/1/2030		20,000	20,641
Ohio Building Auth. Rev. (Administration Building Fund)	5.50%	10/1/2013	(4)	6,605	7,457
Ohio Building Auth. Rev. (Data Center)	5.75%	10/1/2005		3,070	3,143
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007	(2)(Prere.)	4,605	4,932
Ohio Building Auth. Rev. (Highway Safety Building)	5.75%	4/1/2007	(2)(Prere.)	5,055	5,454
Ohio Building Auth. Rev. (State Correctional Fac.)	5.80%	10/1/2006		4,360	4,601
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2007	(2)(Prere.)	5,485	5,918
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2007	(2)(Prere.)	5,375	5,799
Ohio Building Auth. Rev. (State Correctional Fac.)	6.00%	4/1/2007	(2)(Prere.)	3,710	4,022
Ohio Building Auth. Rev. (State Correctional Fac.)	5.90%	10/1/2007		2,500	2,714
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2012	(4)	5,000	5,653
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2013	(4)	3,000	3,387
Ohio Building Auth. Rev. (State Correctional Fac.)	5.25%	4/1/2017		5,565	6,363
Ohio GO	5.625%	5/1/2010	(Prere.)	5,065	5,711
Ohio GO	7.625%	8/1/2010		3,510	4,311
Ohio GO	5.375%	2/1/2012		7,255	8,078
Ohio GO	5.375%	2/1/2013		7,645	8,512
Ohio GO	5.25%	8/1/2013	(4)	12,435	14,143
Ohio GO	5.50%	8/1/2013		2,945	3,399
Ohio GO	5.375%	2/1/2014		5,000	5,567
Ohio GO	5.375%	2/1/2015		3,485	3,870
Ohio GO	5.375%	2/1/2017		5,500	6,098
Ohio GO VRDO	1.84%	2/7/2005		32,100	32,100
Ohio Higher Educ. Capital Fac. Rev	5.00%	12/1/2007		5,000	5,339
Ohio Higher Educ. Capital Fac. Rev	5.25%	11/1/2014		3,710	4,139
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.90%	2/1/2005		4,600	4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.90%	2/7/2005		10,000	10,000
Ohio Housing Finance Agency Mortgage Rev	5.025%	3/1/2021		1,225	1,227
Ohio Housing Finance Agency Mortgage Rev	5.45%	9/1/2031		13,160	13,181
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032		7,800	8,202
Ohio Public Fac. Comm. Higher Educ. Capital Fac	5.25%	5/1/2005	(2)(Prere.)	5,950	5,998
Ohio Turnpike Comm. Turnpike Rev	5.50%	2/15/2006	(1)(Prere.)	4,435	4,667
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2013	(3)	2,700	3,062
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2014	(3)	1,000	1,131
Univ. of Cincinnati OH General Receipts VRDO	1.84%	2/7/2005	(2)	7,800	7,800

					388,845

Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev	6.25%	6/1/2011	(2)	7,600	8,920
Oklahoma Turnpike Auth	5.50%	1/1/2009	(3)	6,000	6,611

					15,531

Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2009		7,715	8,428
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2010		9,955	10,995
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2012		2,955	3,340
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2013		5,580	6,268
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2014		5,825	6,502
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2015		4,395	4,886
Oregon State Dept. Administrative Services	5.75%	4/1/2009	(4)(Prere.)	3,000	3,374
Oregon State Dept. Administrative Services	5.75%	4/1/2009	(4)(Prere.)	2,500	2,811
Oregon State Dept. Administrative Services	5.75%	4/1/2009	(4)(Prere.)	8,715	9,800
Oregon State Dept. Administrative Services	5.75%	4/1/2010	(4)	7,560	8,467
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.00%	7/1/2013	(3)	2,520	2,674
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2014	(2)	5,325	5,708
Portland OR Sewer System Rev	6.00%	6/1/2007	(3)	5,600	6,040

					79,293

Pennsylvania (3.2%)
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.10%	1/1/2007		7,955	8,361
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.00%	1/1/2009		5,355	5,779
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.89%	2/1/2005		10,400	10,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.90%	2/1/2005		4,600	4,600
Pennsbury PA School Dist. GO	5.50%	8/15/2014	(3)	6,000	6,105
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2014	(1)	4,000	4,093
Pennsylvania Convention Center Auth. Rev	6.70%	9/1/2016	(3)(ETM)	3,000	3,687
Pennsylvania GO	5.375%	5/15/2006	(3)(Prere.)	3,515	3,701
Pennsylvania GO	5.25%	2/1/2008		15,440	16,613
Pennsylvania GO	6.00%	7/1/2008		8,220	9,111
Pennsylvania GO	5.00%	9/15/2008		7,150	7,722
Pennsylvania GO	5.50%	5/1/2012	(4)(Prere.)	10,000	11,417
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005	(2)	3,900	3,900
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2005	(1)	7,690	7,836
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2006	(1)	4,375	4,536
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.89%	2/1/2005		5,000	5,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2011	(4)	8,195	8,940
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2012	(4)	2,750	3,014
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2013	(4)	4,000	4,367
Pennsylvania Housing Finance Agency Rev	5.40%	10/1/2024		3,080	3,120
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2011	(3)	10,000	10,905
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2012	(3)	6,660	7,246
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.25%	6/15/2013	(3)	5,000	5,440
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011	(2)(ETM)	2,875	3,162
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011	(2)(ETM)	4,095	4,504
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011	(2)	1,905	2,084
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.25%	12/1/2011	(2)	2,125	2,325
Philadelphia PA Airport Parking Auth	5.25%	9/1/2010	(2)	4,875	5,205
Philadelphia PA GO	5.125%	5/15/2009	(3)	2,000	2,182
Philadelphia PA GO	5.25%	3/15/2010	(4)	1,755	1,920
Philadelphia PA GO	5.125%	5/15/2010	(3)	11,695	12,782
Philadelphia PA GO	5.25%	3/15/2011	(4)	3,610	3,948
Philadelphia PA GO	5.125%	5/15/2011	(3)	12,290	13,405
Philadelphia PA GO	5.25%	3/15/2012	(4)	3,000	3,281
Philadelphia PA GO	5.125%	5/15/2012	(3)	4,975	5,427
Philadelphia PA GO	5.125%	5/15/2013	(3)	5,000	5,454
Philadelphia PA Gas Works Rev	5.50%	7/1/2007	(4)	8,025	8,549
Philadelphia PA Gas Works Rev	5.50%	7/1/2009	(4)	10,820	11,714
Philadelphia PA Gas Works Rev	5.25%	7/1/2010	(4)	10,180	10,932
Philadelphia PA Gas Works Rev	5.25%	7/1/2011	(4)	5,000	5,369
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.87%	2/1/2005		8,400	8,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005	(1)	18,800	18,800
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.75%	6/15/2011	(3)	4,695	5,094
Philadelphia PA Muni. Auth. Rev	5.25%	5/15/2013	(4)	11,105	12,391
Philadelphia PA Muni. Auth. Rev	5.25%	11/15/2014	(4)	5,965	6,627
Philadelphia PA School Dist. GO	6.25%	9/1/2005	(2)(ETM)	5,000	5,120
Philadelphia PA School Dist. GO	6.25%	9/1/2006	(2)	2,000	2,118
Philadelphia PA School Dist. GO	6.25%	9/1/2008	(2)	4,000	4,475
Philadelphia PA School Dist. GO	6.25%	9/1/2009	(2)	2,080	2,374
Philadelphia PA School Dist. GO	5.25%	4/1/2011	(1)	3,920	4,255
Philadelphia PA School Dist. GO	5.50%	8/1/2012	(3)	10,815	12,317
Philadelphia PA Water & Waste Water Rev	6.25%	8/1/2007	(1)	5,000	5,443
Philadelphia PA Water & Waste Water Rev. VRDO	1.83%	2/7/2005	(4)	20,650	20,650
Pittsburgh PA GO	5.20%	3/1/2010	(3)	17,000	17,250
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.85%	12/1/2020	4,860	5,287

					388,737

Puerto Rico (1.4%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2022	(1)	17,800	20,644
Puerto Rico Electric Power Auth. Rev. VRDO	1.88%	2/7/2005	(1)**	10,000	10,000
Puerto Rico GO	5.50%	7/1/2011	(4)	8,500	9,695
Puerto Rico GO	5.50%	7/1/2013	(1)	5,000	5,799
Puerto Rico GO	5.50%	7/1/2014	(1)	5,000	5,831
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2011	(1)	2,835	3,355
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2013	(1)	7,220	8,762
Puerto Rico Highway & Transp. Auth. Rev	6.25%	7/1/2015	(1)	5,590	6,917
Puerto Rico Highway & Transp. Auth. Rev	5.25%	7/1/2016	(3)	8,885	9,996
Puerto Rico Muni. Finance Agency	5.75%	8/1/2012	(4)	2,470	2,784
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014	(4)	4,000	4,527
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.00%	7/1/2011	(3)	48,810	39,166
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.00%	7/1/2012	(3)	34,465	26,317
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.50%	7/1/2017	(2)	6,390	7,541
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.50%	7/1/2018	(2)	6,430	7,600

					168,934

Rhode Island (0.5%)
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010	(1)(ETM)	18,465	21,500
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010	(1)(ETM)	8,385	9,471
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2009	(4)	3,335	3,664
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2010	(4)	3,000	3,333
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2011	(4)	5,000	5,597
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2012	(4)	5,000	5,628
Rhode Island GO	6.00%	8/1/2005	(1)	3,000	3,058
Rhode Island GO	6.00%	8/1/2006	(1)	3,000	3,160

					55,411

South Carolina (0.9%)
Berkeley County SC Water & Sewer System Rev	5.00%	6/1/2007	(1)	4,140	4,375
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.25%	8/15/2012	(Prere.)	13,000	15,531
Piedmont SC Muni. Power Agency Rev	5.40%	1/1/2007	(1)	1,800	1,893
Piedmont SC Muni. Power Agency Rev	5.40%	1/1/2007	(1)(ETM)	1,400	1,478
Piedmont SC Muni. Power Agency Rev	0.00%	1/1/2022	(3)	9,950	4,453
Piedmont SC Muni. Power Agency Rev	0.00%	1/1/2023	(3)	8,780	3,719
South Carolina GO	5.00%	7/1/2008		2,750	2,966
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2010	(ETM)	10,500	12,198
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010	(Prere.)	7,000	8,552
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030		8,530	8,870
South Carolina Public Service Auth. Rev	5.375%	1/1/2013	(4)	7,300	8,196
South Carolina Public Service Auth. Rev	5.50%	1/1/2013	(4)	5,000	5,718
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009	(1)(Prere.)	6,245	7,086
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009	(1)(Prere.)	8,495	9,638
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009	(1)(Prere.)	9,020	10,234
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2011	(1)	6,925	7,799

					112,706

South Dakota (0.1%)
South Dakota Building Auth. Lease Rev	5.25%	12/1/2010	(2)	4,800	5,127

Tennessee (1.3%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.40%	4/1/2011		3,465	3,702
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.50%	4/1/2012		2,660	2,838
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.50%	4/1/2013		4,495	4,759
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014		2,000	2,118
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.75%	4/1/2019		13,000	13,658
Memphis TN Electric System Rev	5.00%	12/1/2009	(1)	60,140	65,597
Memphis TN Electric System Rev	5.00%	12/1/2010	(1)	33,000	36,299
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.89%	2/1/2005		12,200	12,200
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	1.92%	2/1/2005	LOC	7,300	7,300
Shelby County TN GO	5.625%	4/1/2005	(Prere.)	1,245	1,265
Shelby County TN GO	0.00%	12/1/2011		10,000	7,861
Shelby County TN GO	5.625%	4/1/2012		3,755	3,814

					161,411

Texas (10.2%)
Austin TX Combined Util. System Rev	0.00%	11/15/2010	(2)	5,000	4,104
Austin TX Combined Util. System Rev	0.00%	11/15/2011	(1)	18,100	14,206
Austin TX Combined Util. System Rev	0.00%	11/15/2011	(2)	16,050	12,597
Austin TX Combined Util. System Rev	6.00%	11/15/2013	(1)	16,000	18,610
Austin TX Combined Util. System Rev	5.125%	5/15/2014	(4)	28,900	30,745
Austin TX Combined Util. System Rev	0.00%	5/15/2018	(3)	25,215	14,067
Austin TX Combined Util. System Rev	0.00%	5/15/2019	(3)	28,160	14,889
Austin TX Independent School Dist. GO	5.75%	8/1/2006	(Prere.)	3,470	3,643
Austin TX Independent School Dist. GO	5.75%	8/1/2012		1,530	1,602
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008		58,000	61,649
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009	(Prere.)	3,105	3,485
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009	(Prere.)	2,760	3,098
Dallas TX Independent School Dist. GO	5.30%	8/15/2005	(Prere.)	3,780	3,845
Dallas TX Independent School Dist. GO	5.40%	8/15/2005	(Prere.)	7,890	8,030
Dallas TX Independent School Dist. GO	5.50%	8/15/2005	(Prere.)	18,300	18,633
Dallas TX Independent School Dist. GO	5.30%	8/15/2008		1,220	1,240
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.90%	2/1/2005		2,500	2,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.90%	2/1/2005		59,522	59,522
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	1.90%	2/1/2005	LOC	800	800
Harris County TX Sports Auth. Rev	0.00%	11/15/2023	(1)	7,000	2,871
Harris County TX Sports Auth. Rev	0.00%	11/15/2025	(1)	11,000	4,030
Harris County TX Sports Auth. Rev	0.00%	11/15/2027	(1)	11,000	3,579
Harris County TX Sports Auth. Rev	0.00%	11/15/2031	(1)	7,570	1,946
Harris County TX Toll Road Rev	5.375%	8/15/2012	(4)	10,000	11,353
Houston TX Airport System Rev	5.75%	7/1/2011	(4)	6,560	7,258
Houston TX Airport System Rev	6.00%	7/1/2011	(3)	4,200	4,601
Houston TX Airport System Rev	5.875%	7/1/2012	(4)	7,015	7,790
Houston TX Airport System Rev	6.00%	7/1/2012	(3)	4,460	4,886
Houston TX Airport System Rev	5.875%	7/1/2014	(4)	5,000	5,553
Houston TX GO	7.00%	3/1/2006	(Prere.)	4,125	4,332
Houston TX GO	7.00%	3/1/2008		44,280	48,373
Houston TX GO	5.25%	3/1/2009	(Prere.)	4,815	5,271
Houston TX GO	5.50%	9/1/2010	(4)(Prere.)	10,885	12,173
Houston TX GO	5.75%	9/1/2010	(4)(Prere.)	11,450	12,950
Houston TX GO	5.75%	9/1/2010	(4)(Prere.)	3,925	4,439
Houston TX GO	5.25%	3/1/2011		1,185	1,287
Houston TX GO	5.50%	3/1/2011	(4)	1,050	1,174
Houston TX GO	5.00%	3/1/2012	(1)	4,735	5,240
Houston TX GO	5.75%	3/1/2012	(4)	1,105	1,250
Houston TX GO	5.75%	3/1/2013	(4)	375	424
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	1.88%	2/24/2005		9,500	9,500
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.25%	7/1/2005	(4)(Prere.)	7,085	7,248
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.50%	9/1/2010	(2)	9,155	10,275
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012	(2)	9,995	11,188
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012	(2)	4,460	4,992
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013	(2)	10,545	11,810
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2013	(2)	13,840	15,805
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014	(2)	6,190	6,933
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015	(2)	10,750	11,972
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2016	(2)	5,540	6,337
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2017	(2)	13,760	7,928
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2017	(2)	5,855	6,690
Houston TX Independent School Dist. GO	0.00%	8/15/2015		5,355	3,447
Houston TX Water & Sewer System Rev	0.00%	12/1/2010	(2)	5,000	4,098
Houston TX Water & Sewer System Rev	5.75%	12/1/2012	(2)(Prere.)	8,000	9,311
Houston TX Water & Sewer System Rev	5.50%	12/1/2014	(4)	22,500	25,442
Houston TX Water & Sewer System Rev	5.50%	12/1/2015	(4)	7,250	8,195
Lower Colorado River Auth. Texas Rev	5.75%	5/15/2011	(4)	14,200	15,855
Lower Colorado River Auth. Texas Rev	5.00%	1/1/2012	(4)(ETM)	2,520	2,786
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012	(1)	3,975	4,439
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013	(1)	3,000	3,339
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014	(1)	4,475	4,997
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014	(4)	5,000	5,608
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015	(4)	24,000	27,040
Lower Colorado River Auth. Texas Rev	5.375	5/15/2016	(1)	2,000	2,217
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017	(1)	3,000	3,326
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019	(1)	3,000	3,326
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020	(1)	2,000	2,217
North Texas Health Fac. Dev.	5.75%	2/15/2010	(1)	4,115	4,516
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006		3,275	3,334
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006	(ETM)	825	839
San Antonio TX Electric & Gas Rev	5.80%	2/1/2006	(ETM)	180	183
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007	(Prere.)	7,635	8,126
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007	(Prere.)	610	649
San Antonio TX Electric & Gas Rev	5.25%	2/1/2007	(Prere.)	725	772
San Antonio TX Electric & Gas Rev	5.60%	2/1/2007	(Prere.)	745	798
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009	(Prere.)	2,985	3,290
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009	(Prere.)	5,910	6,514
San Antonio TX Electric & Gas Rev	5.25%	2/1/2009	(Prere.)	2,110	2,326
San Antonio TX Electric & Gas Rev	5.25%	2/1/2010		6,140	6,511
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010	(Prere.)	20,440	23,109
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010	(Prere.)	12,100	13,680
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010	(Prere.)	10,205	11,537
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010	(Prere.)	9,200	10,401
San Antonio TX Electric & Gas Rev	5.50%	2/1/2011		12,225	13,797
San Antonio TX Electric & Gas Rev	5.00%	2/1/2012	(4)	5,000	5,531
San Antonio TX Electric & Gas Rev	5.25%	2/1/2012		5,515	6,034
San Antonio TX Electric & Gas Rev	5.25%	2/1/2013		3,890	4,256
San Antonio TX Electric & Gas Rev	5.25%	2/1/2013		5,000	5,637
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013		10,000	11,361
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015		7,250	8,281
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016		23,315	25,886
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017		13,025	14,461
San Antonio TX Electric & Gas Rev	5.375%	2/1/2018		8,140	9,038
San Antonio TX Electric & Gas Rev	5.375%	2/1/2019		10,000	11,103
Tarrant County TX Health Resources	5.75%	2/15/2013	(1)	7,670	8,418
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2016		10,360	11,575
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2017		10,000	11,120
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2018		10,000	11,090
Texas GO Public Finance Auth	5.50%	10/1/2009		7,000	7,795
Texas GO Public Finance Auth	5.50%	10/1/2012		13,455	15,228
Texas GO Public Finance Auth	5.50%	10/1/2013		19,175	21,708
Texas GO Public Finance Auth	5.375	10/1/2014		21,310	24,032
Texas Muni. Power Agency Rev	0.00%	9/1/2010	(2)(ETM)	625	517
Texas Muni. Power Agency Rev	0.00%	9/1/2010	(2)	11,215	9,281
Texas Muni. Power Agency Rev	0.00%	9/1/2012	(2)	4,850	3,650
Texas Muni. Power Agency Rev	0.00%	9/1/2012	(2)(ETM)	325	245
Texas Muni. Power Agency Rev	0.00%	9/1/2013	(1)(ETM)	100	72
Texas Muni. Power Agency Rev	0.00%	9/1/2013	(1)	11,400	8,152
Texas Muni. Power Agency Rev	0.00%	9/1/2014	(1)(ETM)	110	75
Texas Muni. Power Agency Rev	0.00%	9/1/2014	(1)	5,555	3,769
Texas Muni. Power Agency Rev	0.00%	9/1/2015	(1)	13,165	8,474
Texas Muni. Power Agency Rev	0.00%	9/1/2015	(1)(ETM)	85	55
Texas Muni. Power Agency Rev	0.00%	9/1/2016	(1)	22,835	13,955
Texas Muni. Power Agency Rev	0.00%	9/1/2016	(1)(ETM)	70	43
Texas Muni. Power Agency Rev	0.00%	9/1/2017	(1)(ETM)	365	212
Texas Muni. Power Agency Rev	0.00%	9/1/2017	(1)	31,345	18,194
Texas Public Finance Auth. Rev. (Unemployment Compensation Obligation) CP	1.73%	2/1/2005		21,800	21,800
Texas TRAN	3.00%	8/31/2005		50,000	50,263
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008		53,195	56,998
Texas Water Dev. Board Rev. VRDO	1.90%	2/1/2005		10,535	10,535
Tomball TX Hosp. Auth. Rev	5.75%	7/1/2014		8,500	8,777
Tomball TX Hosp. Auth. Rev	6.00%	7/1/2019		3,600	3,709
Univ. of Houston TX Rev	5.25%	2/15/2009	(4)	3,080	3,363
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011	(Prere.)	8,290	9,349
Univ. of Texas Permanent Univ. Fund Rev	5.25%	8/15/2014		7,590	8,630
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.85%	2/7/2005	(10)	19,390	19,390

					1,246,810

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.25%	7/1/2009	(1)(ETM)	5,180	5,686
Intermountain Power Agency Utah Power Supply Rev	5.25%	7/1/2009	(1)	36,060	39,160
Intermountain Power Agency Utah Power Supply Rev. CP	1.88%	2/24/2005	(2)	6,000	6,000
Utah GO	5.00%	7/1/2012		5,000	5,576
Utah Muni. Finance Coop. Local Govt. Rev	0.00%	3/1/2010	(4)	7,000	5,920

					62,342

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019		5,865	6,780

Virginia (0.5%)
Chesapeake Bay Bridge & Tunnel Virginia	5.40%	7/1/2005	(3)	6,090	6,174
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.92%	2/1/2005		4,300	4,300
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008	(Prere.)	1,950	2,136
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008	(Prere.)	1,010	1,106
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008	(Prere.)	580	635
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008	(Prere.)	610	668
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2010		7,740	8,444
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2011		3,990	4,353
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2012		2,390	2,608
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2013		1,170	1,276
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.75%	9/1/2010	(Prere.)	4,310	4,910
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.75%	9/1/2011		4,085	4,635
Virginia Public School Auth. Rev	5.40%	6/1/2005	(Prere.)	5,750	5,928
Virginia Public School Auth. Rev	5.00%	8/1/2008		7,675	8,275
Virginia Public School Auth. Rev	5.25%	8/1/2008		5,585	6,068

					61,516

Washington (0.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015	(1)	10,000	6,408
King County WA School Dist. GO	5.50%	12/1/2007	(3)(Prere.)	5,635	6,092
Port of Seattle WA Rev	6.00%	2/1/2015	(1)	2,370	2,753
Snohomish County WA Mukilteo School Dist	6.50%	12/1/2011		5,825	6,850
Spokane WA Regional Solid Waste Management System Rev	6.50%	1/1/2008	(2)	3,500	3,848
Spokane WA Regional Solid Waste Management System Rev	6.50%	1/1/2009	(2)	3,000	3,372
Washington GO	6.25%	2/1/2011		6,680	7,519
Washington GO	5.50%	7/1/2011		6,755	7,533
Washington GO	5.70%	10/1/2015	(4)	10,000	11,534
Washington Health Care Fac. Auth. (Sisters of Providence)	6.00%	10/1/2005	(2)	4,830	4,949

					60,858

West Virginia (0.3%)
West Virginia Building Comm. Rev	5.25%	7/1/2008	(1)	2,150	2,317
West Virginia GO	5.75%	6/1/2013		5,000	5,586
West Virginia GO	5.25%	6/1/2016	(4)	10,000	10,983
West Virginia School Building Auth. Rev	5.30%	7/1/2009	(2)	8,000	8,648

					27,534

Wisconsin (1.5%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	1.85%	2/7/2005	(1)	6,000	6,000
Wisconsin GO	5.20%	5/1/2006	(Prere.)	4,150	4,297
Wisconsin GO	5.00%	5/1/2010		14,420	15,801
Wisconsin GO	5.00%	5/1/2011		15,180	16,738
Wisconsin GO	5.75%	5/1/2011	(Prere.)	20,315	23,314
Wisconsin GO	5.75%	5/1/2011	(Prere.)	20,000	22,953
Wisconsin GO	5.75%	5/1/2011	(Prere.)	18,000	20,657
Wisconsin GO	5.25%	5/1/2012		15,975	17,935
Wisconsin GO	5.25%	5/1/2013		16,810	18,969
Wisconsin GO	5.50%	5/1/2013	(1)	7,000	8,035
Wisconsin GO	5.25%	5/1/2015	(1)	5,000	5,526
Wisconsin GO	5.50%	5/1/2015	(1)	15,000	17,350
Wisconsin GO	5.50%	11/1/2016	(4)	5,000	5,835

					183,410

TOTAL MUNICIPAL BONDS
(Cost $11,460,073)					12,036,313

TEMPORARY CASH INVESTMENT (1.0%)

					Shares

Money Market Fund (1.0%)
Vanguard Municipal Cash Management Fund, 1.79%†		125,571,629		125,572

TOTAL TEMPORARY CASH INVESTMENT
(Cost $125,572)					125,572

TOTAL INVESTMENTS (99.1%)
(Cost $11,585,645)					12,161,885

OTHER ASSETS AND LIABILITIES (0.9%)					115,639

NET ASSETS (100%)					$12,277,524

*Security segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of these securities was $29,980,000, representing 0.2% of net assets.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $11,645,170,000. Net unrealized appreciation of investment securities for tax purposes was $516,715,000, consisting of unrealized gains of $559,215,000 on securities that had risen in value since their purchase and $42,500,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31,2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

30-Year U.S. Treasury Note	1,700	$195,234	$1,789

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.